Annual Total Returns[BarChart] - ProShares Merger ETF - None	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.04%)	(2.82%)	(0.01%)	(1.40%)	2.22%	3.74%	4.36%	2.70%